Transactions with related companies and joint venture - Key executives' compensation (Details) - Key management personnel of entity or parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts payable:
Bonus to officers	$ 14,861	$ 11,650
Directors remuneration	3,455	1,639
Salaries	933	847
Total	19,249	14,136
Payments:
Salaries	10,230	10,278
Directors' remuneration	2,956	1,841
Total	13,186	12,119
Expenses:
Salaries	11,163	11,125
Directors' remuneration	3,455	3,499
Total	$ 14,618	$ 14,624